UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                      Form 13F

                                Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: 12/31/2010

  Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Eqis Capital Management, Inc.
  Address: 1299 4th St., Ste 502
           San Rafael, CA  94901

  13F File Number:  28-


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:      Jennifer C. Winters
  Title:     Chief Compliance Officer
  Phone:     800-949-9936

  Signature, Place, and Date of Signing:

/s/   Jennifer C. Winters        San Rafael, CA             01/15/2013
-----------------------        ------------------      ---------------------
    [Signature]                  [City, State]                [Date]



  Report Type (Check only one.):

  [X]         13F HOLDINGS REPORT.

  [ ]         13F NOTICE.

  [ ]         13F COMBINATION REPORT.


  List of Other Managers Reporting for this Manager:
  NONE

                                Form 13F SUMMARY PAGE

  Report Summary:

  Number of Other Included Managers:                    0

  Form 13F Information Table Entry Total:             110

  Form 13F Information Table Value Total:   $      84,695
                                           --------------
                                           (In Thousands)


  List of Other Included Managers:

  Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
  NONE

                                                    FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
  ------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
  ------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
         ACTIVISION BLIZZARD INC            COM 00507V109      121     10764  SH            SOLE              10764
                       APPLE INC            COM 037833100      232       895  SH            SOLE                895
             ATWOOD OCEANICS INC            COM 050095108      672     21317  SH            SOLE              21317
                 BARCLAYS BK PLC 10 YR TREAS BE 06740L451      350      6716  SH            SOLE               6716
                BRINKER INTL INC            COM 109641100      449     25252  SH            SOLE              25252
                      CIGNA CORP            COM 125509109      387     10814  SH            SOLE              10814
                   CNA FINL CORP            COM 126117100      211      8066  SH            SOLE               8066
     CLAYMORE EXCHANGE TRD FD TR GUGG TIMBER ET 18383Q879      209     11645  SH            SOLE              11645
          COMPUTER SCIENCES CORP            COM 205363104      447      9580  SH            SOLE               9580
            DOLE FOOD CO INC NEW            COM 256603101      205     20929  SH            SOLE              20929
     DR PEPPER SNAPPLE GROUP INC            COM 26138E109      434     12253  SH            SOLE              12253
           DYNACQ HEALTHCARE INC            COM 26779V105      188     82034  SH            SOLE              82034
                FEMALE HEALTH CO            COM 314462102       67     12087  SH            SOLE              12087
    FROZEN FOOD EXPRESS INDS INC            COM 359360104      758    183046  SH            SOLE             183046
               GAMESTOP CORP NEW           CL A 36467W109      612     29333  SH            SOLE              29333
                GENON ENERGY INC            COM 37244E107      439    122957  SH            SOLE             122957
    HALLMARK FINL SVCS INC    EC        COM NEW 40624Q203      189     20902  SH            SOLE              20902
      HANCOCK JOHN PFD INCOME FD     SH BEN INT 41013W108      613     33455  SH            SOLE              33455
                  HEALTH NET INC            COM 42222G108      775     29329  SH            SOLE              29329
                  HEALTHWAYS INC            COM 422245100      185     16856  SH            SOLE              16856
            ISHARES SILVER TRUST        ISHARES 46428Q109      895     44806  SH            SOLE              44806
              ISHARES GOLD TRUST        ISHARES 464285105      825     69121  SH            SOLE              69121
                      ISHARES TR BARCLYS TIPS B 464287176      298      2703  SH            SOLE               2703
                      ISHARES TR BARCLY USAGG B 464287226     1414     13293  SH            SOLE              13293
                      ISHARES TR MSCI EMERG MKT 464287234      753     16569  SH            SOLE              16569
                      ISHARES TR IBOXX INV CPBD 464287242     7239     68483  SH            SOLE              68483
                      ISHARES TR     S&P500 GRW 464287309      437      7663  SH            SOLE               7663
                      ISHARES TR  S&P LTN AM 40 464287390      226      4958  SH            SOLE               4958
                      ISHARES TR  S&P 500 VALUE 464287408      340      6420  SH            SOLE               6420
                      ISHARES TR BARCLYS 20+ YR 464287432     1692     17484  SH            SOLE              17484
                      ISHARES TR BARCLYS 7-10 Y 464287440      225      2283  SH            SOLE               2283
                      ISHARES TR BARCLYS 1-3 YR 464287457     1681     20038  SH            SOLE              20038
                      ISHARES TR RUSSELL MCP GR 464287481      221      4813  SH            SOLE               4813
                      ISHARES TR  COHEN&ST RLTY 464287564      279      4922  SH            SOLE               4922
                      ISHARES TR RUSSELL1000VAL 464287598      824     14186  SH            SOLE              14186
                      ISHARES TR RUSL 2000 VALU 464287630     2102     33731  SH            SOLE              33731
                      ISHARES TR RUSL 2000 GROW 464287648      639      8765  SH            SOLE               8765
                      ISHARES TR S&P MIDCP VALU 464287705      290      4366  SH            SOLE               4366
                      ISHARES TR S&P SMLCP VALU 464287879      238      4018  SH            SOLE               4018
                      ISHARES TR S&P SMLCP GROW 464287887      255      4349  SH            SOLE               4349
                      ISHARES TR   MSCI ACWI EX 464288240      588     13630  SH            SOLE              13630
                      ISHARES TR   JPMORGAN USD 464288281      545      5321  SH            SOLE               5321
                      ISHARES TR S&P NTL AMTFRE 464288414      960      9373  SH            SOLE               9373
                      ISHARES TR  S&P DEV EX-US 464288422      957     31491  SH            SOLE              31491
                      ISHARES TR EPRA/NAR DEV R 464288489      571     20099  SH            SOLE              20099
                      ISHARES TR  HIGH YLD CORP 464288513     2234     25759  SH            SOLE              25759
                      ISHARES TR BARCLYS MBS BD 464288588      464      4307  SH            SOLE               4307
                      ISHARES TR  BARCLYS CR BD 464288620     1598     15096  SH            SOLE              15096
                      ISHARES TR BARCLYS INTER  464288638      671      6494  SH            SOLE               6494
                      ISHARES TR BARCLYS 1-3YR  464288646      211      2016  SH            SOLE               2016
                      ISHARES TR US PFD STK IDX 464288687      535     14709  SH            SOLE              14709
                      ISHARES TR  S&P GLB MTRLS 464288695      229      3788  SH            SOLE               3788
           MARKET VECTORS ETF TR GOLD MINER ETF 57060U100     1554     30189  SH            SOLE              30189
           MARKET VECTORS ETF TR MV STEEL INDEX 57060U308      251      4285  SH            SOLE               4285
                  MICROSOFT CORP            COM 594918104      229     10347  SH            SOLE              10347
    MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR 606822104       98     18621  SH            SOLE              18621
            PENSON WORLDWIDE INC            COM 709600100      299     57050  SH            SOLE              57050
                 PHARMERICA CORP            COM 71714F104      347     32803  SH            SOLE              32803
         PILGRIMS PRIDE CORP NEW            COM 72147K108      283     41261  SH            SOLE              41261
          PIMCO CORPORATE OPP FD            COM 72201B101      613     36460  SH            SOLE              36460
                PITNEY BOWES INC            COM 724479100      349     15350  SH            SOLE              15350
           POWERSHARES ETF TRUST  FINL PFD PTFL 73935X229      672     40911  SH            SOLE              40911
           POWERSHARES ETF TRUST WATER RESOURCE 73935X575      266     16040  SH            SOLE              16040
    POWERSHARES GLOBAL ETF TRUST  WK VRDO TX FR 73936T433      250      9992  SH            SOLE               9992
    POWERSHARES GLOBAL ETF TRUST FDM HG YLD RAF 73936T557      766     42896  SH            SOLE              42896
    POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT 73936T573     1365     52418  SH            SOLE              52418
       PRESTIGE BRANDS HLDGS INC            COM 74112D101      215     23856  SH            SOLE              23856
              SPDR INDEX SHS FDS MACQU GLBIN100 78463X855      314      7658  SH            SOLE               7658
              SPDR INDEX SHS FDS DJ INTL RL ETF 78463X863      236      6730  SH            SOLE               6730
               SPDR SERIES TRUST DJ SML GRWTH E 78464A201      215      2436  SH            SOLE               2436
               SPDR SERIES TRUST DJ SML VALUE E 78464A300      231      4065  SH            SOLE               4065
               SPDR SERIES TRUST DJ LRG GRWTH E 78464A409      406      8385  SH            SOLE               8385
               SPDR SERIES TRUST BRCLYS YLD ETF 78464A417     2094     53371  SH            SOLE              53371
               SPDR SERIES TRUST NUVN BR SHT MU 78464A425      966     40434  SH            SOLE              40434
               SPDR SERIES TRUST NUVN BRCLY MUN 78464A458     1260     55896  SH            SOLE              55896
               SPDR SERIES TRUST DJ LRG VALUE E 78464A508      267      4629  SH            SOLE               4629
               SPDR SERIES TRUST BRCLYS INTL ET 78464A516     4260     76525  SH            SOLE              76525
               SPDR SERIES TRUST BRCLYS AGG ETF 78464A649     6656    116204  SH            SOLE             116204
               SPDR SERIES TRUST BARCL CAP TIPS 78464A656      985     18210  SH            SOLE              18210
               SPDR SERIES TRUST BRCLYS 1-3MT E 78464A680     4063     88607  SH            SOLE              88607
               SPDR SERIES TRUST S&P OILGAS EXP 78464A730      203      4964  SH            SOLE               4964
               SPDR SERIES TRUST S&P METALS MNG 78464A755      300      5831  SH            SOLE               5831
               SPDR SERIES TRUST DJ MID GRW ETF 78464A821      247      4187  SH            SOLE               4187
    SPDR DOW JONES INDL AVRG ETF       UT SER 1 78467X109      441      4306  SH            SOLE               4306
           SELECT SECTOR SPDR TR  SBI MATERIALS 81369Y100      320      9929  SH            SOLE               9929
                 SYMMETRICOM INC            COM 871543104      101     18606  SH            SOLE              18606
                  TASER INTL INC            COM 87651B104       55     12540  SH            SOLE              12540
                     TELLABS INC            COM 879664100       73     10253  SH            SOLE              10253
                 URANIUM RES INC COM PAR $0.001 916901507      181    140366  SH            SOLE             140366
          VALERO ENERGY CORP NEW            COM 91913Y100      326     17485  SH            SOLE              17485
        VANGUARD BD INDEX FD INC LONG TERM BOND 921937793      244      2920  SH            SOLE               2920
        VANGUARD BD INDEX FD INC  INTERMED TERM 921937819     5197     63995  SH            SOLE              63995
              VANGUARD WORLD FDS     ENERGY ETF 92204A306      248      2998  SH            SOLE               2998
              VANGUARD WORLD FDS  MATERIALS ETF 92204A801      742     11005  SH            SOLE              11005
              VANGUARD WORLD FDS  UTILITIES ETF 92204A876      304      4744  SH            SOLE               4744
    VANGUARD INTL EQUITY INDEX F    EMR MKT ETF 922042858      406      9575  SH            SOLE               9575
    VANGUARD INTL EQUITY INDEX F    PACIFIC ETF 922042866      410      7947  SH            SOLE               7947
    VANGUARD INTL EQUITY INDEX F    EURPEAN ETF 922042874     1108     22547  SH            SOLE              22547
          VASCULAR SOLUTIONS INC            COM 92231M109       98     10006  SH            SOLE              10006
              VANGUARD INDEX FDS MCAP VL IDXVIP 922908512      838     18731  SH            SOLE              18731
              VANGUARD INDEX FDS MCAP GR IDXVIP 922908538      652     13025  SH            SOLE              13025
              VANGUARD INDEX FDS       REIT ETF 922908553      895     17861  SH            SOLE              17861
              VANGUARD INDEX FDS SML CP GRW ETF 922908595      736     11984  SH            SOLE              11984
              VANGUARD INDEX FDS  SM CP VAL ETF 922908611      600     10794  SH            SOLE              10794
              VANGUARD INDEX FDS     GROWTH ETF 922908736      616     11731  SH            SOLE              11731
              VANGUARD INDEX FDS      VALUE ETF 922908744      632     13325  SH            SOLE              13325
              WASTE MGMT INC DEL            COM 94106L109      209      6276  SH            SOLE               6276
                WISDOMTREE TRUST  INTL REAL EST 97717W331      417     15623  SH            SOLE              15623
                WISDOMTREE TRUST SMLCAP EARN FD 97717W562      245      5986  SH            SOLE               5986
                      XEROX CORP            COM 984121103      362     37765  SH            SOLE              37765
